Loans Receivable (excluding Covered Loans) Interest Rate Terms(Details) (USD $) In Thousands	Sep. 30, 2011	Sep. 30, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Fixed interest rate	$ 7,440,673
Adjustable-Rate interest	858,401
Outstanding fixed rate origination commitments	67,542	79,871
Loans serviced for others	102,775	130,874
One Year from Balance Sheet Date [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Fixed interest rate	336,641
Adjustable-Rate interest	289,814
More than One Within Three Years [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Fixed interest rate	199,620
Adjustable-Rate interest	197,107
More than Three Within Five Years [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Fixed interest rate	168,798
Adjustable-Rate interest	43,515
More than Five Within Ten Years [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Fixed interest rate	626,142
Adjustable-Rate interest	158,636
More than Ten Within Twenty Years [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Fixed interest rate	616,212
Adjustable-Rate interest	26,972
More than Twenty Years [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Fixed interest rate	5,493,260
Adjustable-Rate interest	$ 142,357